January 3, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Mellon Funds Trust (the “Fund”)
Mellon Large Cap Stock Fund
Mellon Income Stock Fund
Mellon Mid Cap Stock Fund
Mellon Small Cap Stock Fund
Mellon International Fund
Mellon Emerging Markets Fund
Mellon Balanced Fund
Mellon Bond Fund
Mellon Intermediate Bond Fund
Mellon Short-Term U.S. Government Securities Fund
Mellon National Intermediate Municipal Bond Fund
Mellon National Short-Term Municipal Bond Fund
Mellon Pennsylvania Intermediate Municipal Bond Fund
Mellon Massachusetts Intermediate Municipal Bond Fund
Mellon Money Market Fund
Mellon National Municipal Money Market Fund
1933 Act File No. 333-34844, 1940 Act File No. 811-09903

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 10 to the Fund’s Registration Statement on Form N-1A filed electronically on December 23, 2004 with the Securities and Exchange Commission pursuant to Rule 485(a).

     Please address any comments or questions to the undersigned at (212) 922-6754.

Very truly yours,

/s/ Joseph M. Chioffi

Joseph M. Chioffi
Assistant General Counsel

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